SHARE CAPITAL (Schedule of Information about Exercise Price and Remaining Contractual Life of Outstanding Options) (Details)		12 Months Ended
		Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		2,847,600	2,438,410	3,044,990	1,136,590
Exercise Price One [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		4,680	602,810
Exercise price | $ / shares	[1]
Weighted average of remaining contractual life		2 years 9 months 14 days	6 months 18 days
Exercise Price Two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		11,050	27,560
Exercise price | $ / shares		$ 1.85	$ 1.85
Weighted average of remaining contractual life		1 year 2 months 19 days	8 months 2 days
Exercise Price Three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year			36,010
Exercise price | $ / shares		$ 2.43	$ 2.43
Weighted average of remaining contractual life		0 years	1 year 4 months 28 days
Exercise Price Four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		65,000	65,000
Exercise price | $ / shares		$ 2.11	$ 2.11
Weighted average of remaining contractual life		18 days	1 year 18 days
Exercise Price Five [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		64,023
Exercise price | $ / shares		$ 2.53	$ 2.53
Weighted average of remaining contractual life		9 years 10 months 21 days	0 years
Exercise Price Six [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		696,587
Exercise price | $ / shares		$ 2.75	$ 2.75
Weighted average of remaining contractual life		9 years 7 months 6 days	0 years
Exercise Price Seven [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year			11,050
Exercise price | $ / shares		$ 1.85	$ 1.85
Weighted average of remaining contractual life		0 years	2 years 2 months 16 days
Exercise Price Eight [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		65,693
Exercise price | $ / shares		$ 3.10
Weighted average of remaining contractual life		4 years 10 months 21 days	0 years
Exercise Price Nine [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		203,970	205,920
Exercise price | $ / shares		$ 3.69	$ 3.69
Weighted average of remaining contractual life		2 years 4 months 9 days	3 years 4 months 9 days
Exercise Price Ten [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		340,828
Exercise price | $ / shares		$ 3.97	$ 3.97
Weighted average of remaining contractual life		9 years 18 days	0 years
Exercise Price Eleven [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		1,248,479	1,342,770
Exercise price | $ / shares		$ 6.31	$ 6.31
Weighted average of remaining contractual life		5 years 10 months 6 days	6 years 4 months 20 days
Exercise Price Twelve [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of year		147,290	147,290
Exercise price | $ / shares		$ 7.54	$ 7.54
Weighted average of remaining contractual life		3 years 3 months 4 days	4 years 3 months 4 days

[1]	Par value